Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 2,592,233	¥ 2,478,054
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	30,524	42,292
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,406,087	1,314,307
Japan | Consumer borrowers | Consumer - Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,122,088	1,048,216
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		260,533	243,225
Japan | Consumer borrowers | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		23,466	22,866
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		615,323	670,821
Japan | Corporate borrowers | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		230,001	227,568
Japan | Corporate borrowers | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		19,951	41,535
Japan | Corporate borrowers | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		365,371	401,718
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		540,299	450,634
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		61,260	83,233
Overseas | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 479,039	¥ 367,401

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").